UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  28-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     212-752-8777

Signature, Place, and Date of Signing:

     /s/ Vivian Pan     New York, NY     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $210,135 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108     7401   126865 SH       SOLE                     6775        0   120090
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106     5836   220985 SH       SOLE                    11215        0   209770
AT&T INC                       COM              00206R102     6102   213360 SH       SOLE                    10750        0   202610
BAYTEX ENERGY TR               TRUST UNIT       073176109     6866   188990 SH       SOLE                     9425        0   179565
BRISTOL MYERS SQUIBB CO        COM              110122108     6385   235536 SH       SOLE                    11500        0   224036
CENTURYLINK INC                COM              156700106      323     8186 SH       SOLE                        0        0     8186
CHEVRON CORP NEW               COM              166764100     6563    80971 SH       SOLE                     3890        0    77081
CINCINNATI FINL CORP           COM              172062101     6073   210716 SH       SOLE                    10825        0   199891
CONOCOPHILLIPS                 COM              20825C104     6163   107310 SH       SOLE                     5350        0   101960
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     6873   101422 SH       SOLE                     4720        0    96702
DORCHESTER MINERALS LP         COM UNIT         25820R105     1574    58525 SH       SOLE                     1050        0    57475
DU PONT E I DE NEMOURS & CO    COM              263534109     6695   150047 SH       SOLE                     7725        0   142322
EATON CORP                     COM              278058102     6687    81060 SH       SOLE                     4225        0    76835
ENERPLUS RES FD                UNIT TR G NEW    29274D604     6808   264390 SH       SOLE                    12490        0   251900
EXXON MOBIL CORP               COM              30231G102      497     8044 SH       SOLE                        0        0     8044
GENUINE PARTS CO               COM              372460105     6475   145215 SH       SOLE                     7055        0   138160
HEINZ H J CO                   COM              423074103     6416   135440 SH       SOLE                     6435        0   129005
HUBBELL INC                    CL B             443510201     6319   124519 SH       SOLE                     6300        0   118219
HUDSON CITY BANCORP            COM              443683107     6529   532585 SH       SOLE                    26060        0   506525
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     5906   295435 SH       SOLE                    15175        0   280260
INERGY L P                     UNIT LTD PTNR    456615103     6995   176425 SH       SOLE                     9265        0   167160
JOHNSON & JOHNSON              COM              478160104      312     5038 SH       SOLE                        0        0     5038
KIMBERLY CLARK CORP            COM              494368103     6500    99925 SH       SOLE                     4700        0    95225
KRAFT FOODS INC                CL A             50075n104     1177    38133 SH       SOLE                        0        0    38133
LEGGETT & PLATT INC            COM              524660107     8117   356630 SH       SOLE                    16445        0   340185
LOCKHEED MARTIN CORP           COM              539830109     5679    79665 SH       SOLE                     2845        0    76820
MERCK & CO INC NEW             COM              58933Y105     7174   194905 SH       SOLE                     8555        0   186350
MONMOUTH REAL ESTATE INVT CO   CL A             609720107     4718   603279 SH       SOLE                    29849        0   573430
PPG INDS INC                   COM              693506107     6270    86120 SH       SOLE                     4525        0    81595
RAYONIER INC                   COM              754907103     6172   123140 SH       SOLE                     6205        0   116935
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     6392   258675 SH       SOLE                    13170        0   245505
SONOCO PRODS CO                COM              835495102     6656   199033 SH       SOLE                    10150        0   188883
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108     5505    69995 SH       SOLE                     3925        0    66070
SYSCO CORP                     COM              871829107     6830   239495 SH       SOLE                    11350        0   228145
UNILEVER PLC                   SPON ADR NEW     904767704     7317   251460 SH       SOLE                    11840        0   239620
VERIZON COMMUNICATIONS INC     COM              92343V104     5830   178902 SH       SOLE                    10000        0   168902
W P CAREY & CO LLC             COM              92930Y107     6000   207260 SH       SOLE                    10335        0   196925